Deferred Compensation Plan For Directors (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Deferred Compensation Plan For Directors [Line Items]
Number of shares credited to directors deferred fee account	272,564	253,712
Outstanding deferred balance	$ 3,403,213	$ 3,084,289
Total expenses charged to the company's results of operations	$ 329,465	$ 302,353	$ 353,825
Maximum [Member]
Deferred Compensation Plan For Directors [Line Items]
Period outside directors may elect to receive shares	10 years